Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life	5 years
Total intangible assets	$ 1,338,036	$ 988,036	$ 988,036
Less: accumulated amortization	(477,529)	(300,156)	103,523
Total	860,507	687,880	884,513
Proprietary developed software
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life		5 years
Total intangible assets	294,036	294,036	294,036
Intellectual property, customer list, and acquired contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life		5 years
Total intangible assets	$ 1,044,000	$ 694,000	$ 694,000